Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Assets [Abstract]
Schedule of Other Assets
	As of June 30, 2025 (unaudited)	As of December 31, 2024
	(in €)
Non-current other assets
Prepaid expenses	177,716	204,233
Total	177,716	204,233
Current other assets
Prepayments on research & development projects	4,621,049	4,628,878
Prepaid expenses	895,063	354,948
Others	3,842	119,576
Total	5,519,954	5,103,402
Total other assets	5,697,669	5,307,635

Other assets from research allowances
Current other assets from research allowances	5,863,947	5,081,772
Other assets from research allowances	5,863,947	5,081,772